SHARE-BASED COMPENSATION (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,334,432	2,313,249	1,934,735	2,181,075
Weighted Average Remaining contractual life	5 years 8 months 5 days
Weighted average exercise price | $ / shares	$ 9.18	$ 9.31	$ 10.02	$ 9.62
4.63 - 5.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	720,500
Weighted Average Remaining contractual life	8 years 6 months 29 days
Weighted average exercise price | $ / shares	$ 5.03
6.72 - 9.82 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	795,032
Weighted Average Remaining contractual life	4 years 10 months 10 days
Weighted average exercise price | $ / shares	$ 9.05
12.89 - 13.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	818,900
Weighted Average Remaining contractual life	3 years 11 months 1 day
Weighted average exercise price | $ / shares	$ 12.94